OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 27, 2015 agreement
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 396.0
Other current provisions	39.5	$ 106.8
Other non-current provisions	143.1	$ 289.2
Other provisions at end of period	182.6
Number of metal purchase agreements | agreement			3
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	228.3
Deferred Revenue Increase (Decrease)	(9.7)
Other current provisions	11.7
Other non-current provisions	77.5
Other provisions at end of period	$ 89.2